Quarterly Holdings Report
for

Fidelity® Pacific Basin Fund

January 31, 2021

PAF-QTLY-0321
1.813019.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 6.8%
Aristocrat Leisure Ltd.	373,311	$8,861,509
Blue Sky Alternative Investments Ltd. (a)(b)	1,733,447	13
BWX Ltd.	2,012,663	6,291,147
CSL Ltd.	109,654	22,770,970
Flight Centre Travel Group Ltd. (c)	64,944	698,839
HUB24 Ltd. (c)	797,005	14,892,766
Macquarie Group Ltd.	130,520	13,107,138
National Storage (REIT) unit	7,986,135	11,657,501
Pro Medicus Ltd.	70,223	2,299,134
Technology One Ltd.	889,134	5,864,263
Treasury Wine Estates Ltd.	409,759	3,147,241

TOTAL AUSTRALIA		89,590,521

Cayman Islands - 17.6%
51job, Inc. sponsored ADR (a)	85,600	5,637,616
Akeso, Inc. (d)	1,486,000	10,368,890
Alibaba Group Holding Ltd. (a)	2,465,500	78,241,481
Anta Sports Products Ltd.	296,000	4,898,178
Chailease Holding Co. Ltd.	1,003,000	5,550,141
China High Precision Automation Group Ltd. (a)(b)	1,875,000	2
China Metal Recycling (Holdings) Ltd. (a)(b)	2,572,200	3
China Yongda Automobiles Services Holdings Ltd.	2,784,000	3,906,738
Hansoh Pharmaceutical Group Co. Ltd. (a)(d)	1,920,000	10,499,855
Hypebeast Ltd. (a)	27,965,000	3,715,081
Innovent Biologics, Inc. (a)(d)	214,500	2,451,191
International Housewares Retail Co. Ltd.	19,363,700	6,193,787
JD Health International, Inc. (d)	75,500	1,485,996
Kangji Medical Holdings Ltd.	124,500	183,380
KE Holdings, Inc. ADR (a)	43,400	2,564,940
Kuaishou Technology (a)	25,100	372,295
New Oriental Education & Technology Group, Inc. (a)	45,200	7,555,438
Sea Ltd. ADR (a)	25,000	5,417,750
Shenzhou International Group Holdings Ltd.	424,700	8,331,586
Tencent Holdings Ltd.	816,500	72,752,852
Zai Lab Ltd. (a)	11,900	1,885,823

TOTAL CAYMAN ISLANDS		232,013,023

China - 8.7%
Centre Testing International Group Co. Ltd. (A Shares)	2,386,109	10,950,988
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	366,692	11,247,066
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	1,148,802	10,062,238
Haier Smart Home Co. Ltd. (a)	1,998,400	8,273,774
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	358,900	9,346,392
Kweichow Moutai Co. Ltd. (A Shares)	58,350	19,210,315
Midea Group Co. Ltd. (A Shares)	761,800	11,416,778
Qingdao Port International Co. Ltd. (H Shares) (d)	7,112,000	4,109,472
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	158,199	11,035,720
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)	244,000	2,454,713
WuXi AppTec Co. Ltd. (H Shares) (d)	202,900	4,841,389
Yunnan Baiyao Group Co. Ltd. (A Shares)	543,033	11,233,651

TOTAL CHINA		114,182,496

Hong Kong - 4.3%
AIA Group Ltd.	2,155,400	25,987,129
Antengene Corp. (d)	757,000	1,866,809
Antengene Corp.	592,600	1,315,250
Hong Kong Exchanges and Clearing Ltd.	214,027	13,730,633
Link (REIT)	490,300	4,281,212
Sino Land Ltd.	7,051,817	9,822,929

TOTAL HONG KONG		57,003,962

India - 5.5%
Axis Bank Ltd. (a)	1,453,098	13,220,679
CCL Products (India) Ltd. (a)	1,250,367	4,097,243
Embassy Office Parks (REIT)	622,000	2,999,447
HDFC Bank Ltd. (a)	416,032	7,950,278
Housing Development Finance Corp. Ltd.	247,184	8,066,897
Indraprastha Gas Ltd.	758,600	5,370,380
Oberoi Realty Ltd. (a)	352,703	2,550,876
Petronet LNG Ltd.	1,275,200	4,147,988
Power Grid Corp. of India Ltd.	1,496,460	3,788,389
Reliance Industries Ltd.	636,375	16,087,990
TCNS Clothing Co. Ltd. (a)(d)	594,671	3,258,611

TOTAL INDIA		71,538,778

Indonesia - 1.5%
PT Bank Central Asia Tbk	5,219,800	12,575,142
PT Bank Rakyat Indonesia Tbk	24,531,400	7,308,714

TOTAL INDONESIA		19,883,856

Japan - 30.9%
Astellas Pharma, Inc.	434,100	7,046,327
Bank of Kyoto Ltd.	88,500	4,638,551
Create SD Holdings Co. Ltd.	211,800	6,874,982
Daiichikosho Co. Ltd.	136,000	4,674,209
Daikin Industries Ltd.	52,300	11,042,227
Hitachi Ltd.	317,300	13,044,000
Hoya Corp.	170,300	21,778,304
Iriso Electronics Co. Ltd.	135,100	6,145,892
Kao Corp.	138,100	10,016,189
Keyence Corp.	33,600	18,008,535
Kyowa Hakko Kirin Co., Ltd.	290,000	8,582,749
Minebea Mitsumi, Inc.	416,300	9,216,666
Misumi Group, Inc.	271,800	8,835,543
Murata Manufacturing Co. Ltd.	125,096	12,015,227
Net One Systems Co. Ltd.	74,900	2,495,594
Nexon Co. Ltd.	327,400	9,955,311
Nihon M&A Center, Inc. (c)	231,800	13,455,000
Nintendo Co. Ltd.	22,800	13,124,487
Nitori Holdings Co. Ltd.	53,200	10,559,244
NOF Corp.	134,800	6,473,283
Nomura Research Institute Ltd.	78,000	2,632,393
NSD Co. Ltd.	539,600	10,334,026
Olympus Corp.	833,300	15,031,938
Open House Co. Ltd.	334,600	13,480,472
Oracle Corp. Japan	42,700	5,034,560
ORIX Corp.	805,100	12,874,529
Outsourcing, Inc.	196,800	2,466,928
PALTAC Corp.	86,600	4,505,895
Park24 Co. Ltd.	289,300	5,501,796
Recruit Holdings Co. Ltd.	268,900	11,696,458
Renesas Electronics Corp. (a)	677,200	7,758,270
SCSK Corp.	62,600	3,478,276
SMC Corp.	16,300	9,859,831
SMS Co., Ltd.	318,400	11,809,480
SoftBank Group Corp.	284,700	22,056,562
Sony Corp.	192,600	18,434,259
Sugi Holdings Co. Ltd.	55,500	3,650,723
TechnoPro Holdings, Inc.	57,200	4,363,244
TIS, Inc.	171,300	3,810,483
Tokio Marine Holdings, Inc.	195,300	9,570,623
Tsuruha Holdings, Inc.	73,300	9,741,143
Z Holdings Corp.	1,049,400	6,516,108
ZOZO, Inc.	501,200	14,034,270

TOTAL JAPAN		406,624,587

Korea (South) - 5.0%
KB Financial Group, Inc.	160,340	5,790,204
POSCO	33,480	7,350,437
Samsung Electronics Co. Ltd.	468,350	34,339,273
SK Hynix, Inc.	165,288	18,104,400

TOTAL KOREA (SOUTH)		65,584,314

Multi-National - 0.6%
HKT Trust/HKT Ltd. unit	5,559,000	7,327,634
Netherlands - 1.3%
ASML Holding NV (Netherlands)	32,800	17,510,412
New Zealand - 1.8%
Auckland International Airport Ltd.	970,400	5,195,104
EBOS Group Ltd.	416,179	8,559,275
Ryman Healthcare Group Ltd.	928,240	10,379,038

TOTAL NEW ZEALAND		24,133,417

Philippines - 0.9%
Ayala Land, Inc.	10,417,600	8,171,942
Jollibee Food Corp.	1,088,000	4,022,838

TOTAL PHILIPPINES		12,194,780

Singapore - 1.4%
United Overseas Bank Ltd.	1,013,100	17,830,682
Taiwan - 8.9%
eMemory Technology, Inc.	181,000	4,445,682
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,054,000	8,176,109
MediaTek, Inc.	548,000	17,118,275
Taiwan Semiconductor Manufacturing Co. Ltd.	3,345,000	70,669,751
Voltronic Power Technology Corp.	357,413	16,332,464

TOTAL TAIWAN		116,742,281

Thailand - 0.6%
Thai Beverage PCL	13,315,300	8,269,439
United States of America - 1.1%
GI Dynamics, Inc. CDI (a)(b)	5,561,290	8,500
ResMed, Inc. CDI	679,762	14,141,011

TOTAL UNITED STATES OF AMERICA		14,149,511

TOTAL COMMON STOCKS
(Cost $771,107,401)		1,274,579,693

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 0.1%
China - 0.1%
dMed Biopharmaceutical Co. Ltd. (Class C) (b)(e)	87,773	1,246,653
Nonconvertible Preferred Stocks - 2.1%
Korea (South) - 2.1%
Samsung Electronics Co. Ltd.	418,780	27,372,221
TOTAL PREFERRED STOCKS
(Cost $16,221,128)		28,618,874

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.09% (f)	22,365,529	22,370,002
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	2,445,572	2,445,817
TOTAL MONEY MARKET FUNDS
(Cost $24,815,819)		24,815,819
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $812,144,348)		1,328,014,386
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(12,611,630)
NET ASSETS - 100%		$1,315,402,756

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,336,926 or 3.1% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,246,653 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$1,246,653

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,836
Fidelity Securities Lending Cash Central Fund	5,408
Total	$10,244

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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